Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 17.3%
iShares Gold Trust(a)(b)	224,934	$3,947,592
Total Grantor Trust
(Cost: $3,480,625)		3,947,592

Short-Term Investments
Money Market Funds — 69.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	15,797,000	15,797,000
Total Short-Term Investments — 69.4%
(Costs: $15,797,000)		15,797,000
Total Investments in Securities — 86.7%
(Cost: $19,277,625)		19,744,592
Other Assets, Less Liabilities — 13.3%		3,022,584
Net Assets — 100.0%		$22,767,176

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$17,047,000	$—	$(1,250,000(a	)	$—	$—	$15,797,000	15,797,000	$3,554	$—
iShares Gold Trust	3,698,740	2,301,597	(1,900,299)		(72,811)	(79,635)	3,947,592	224,934	—	—
					$(72,811)	$(79,635)	$19,744,592		$3,554	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold	93	04/28/21	$17,208	$23,911

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$3,947,592	$—	$—	$3,947,592
Money Market Funds	15,797,000	—	—	15,797,000
	$19,744,592	$—	$—	$19,744,592
Derivative financial instruments(a)
Assets
Futures Contracts	$23,911	$—	$—	$23,911

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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